CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 246,600,917	$ 119,477,298
Restricted cash	118,130,253	66,530,303
Accounts receivable, net	6,382,630	4,087,086
Notes receivable	568,328
Inventories	24,463,142	7,002,277
Prepaid purchases	45,805,423	27,772,852
Prepaid expenses and other deposits	385,131	976,828
Other receivables	2,850,601	2,068,082
Total current assets	445,186,425	227,914,726
Non-current assets
Property, plant and equipment, net	122,695,246	85,489,849
Land use right, net	13,807,056	13,455,218
Deposit on acquisition of future land use right	12,710,719	2,143,939
Other receivable	3,499,083
Certificates of deposit	3,177,679
Total non-current assets	155,889,783	101,089,006
Total assets	601,076,208	329,003,732
Current Liabilities
Accounts payable	8,074,432	2,650,689
Notes payable	204,880,916	86,227,272
Term loans	44,169,751	44,090,909
Land use right payable	1,404,926	10,203,404
Income tax payable	5,458,482	4,151,665
Customers deposits	23,383,849	9,686,444
Accrued liabilities and other payables	15,276,016	4,181,347
Total current liabilities	302,648,372	161,191,730
Total liabilities	302,648,372	161,191,730
Common stock,
Common stock, 100,000,000 shares authorized with no par value; 59,428,578 and 46,139,053 shares issued, 58,251,680 and 46,139,053 shares outstanding as of December 31, 2011 and December 31, 2010, respectively	140,418,118	73,944,243
Additional paid-in capital	6,930,944	6,930,944
Treasury stock, at cost, 1,176,898 shares, as of December 31, 2011, none as of December 31, 2010	(4,516,744)
Retained earnings	137,142,958	79,522,406
Accumulated comprehensive income	18,452,560	7,414,409
Total stockholders' equity	298,427,836	167,812,002
Total liabilities and stockholders' equity	$ 601,076,208	$ 329,003,732